Contingencies and Commitments (Details) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended
	Feb. 28, 2011 Securities fraud Officers USD ($)	Dec. 31, 2008 Securities fraud Officers action	Dec. 31, 2011 Securities fraud Officers USD ($)	Dec. 31, 2011 Securities fraud Officers CNY	Dec. 31, 2011 Guarantee obligations CNY
Legal contingencies and Guarantee
Number of putative securities class actions filed		2
Amount of proposed settlement	$ 4,500
Total settlement amount paid			4,500	29,808
Guarantees provided by entity					366,000